Income Taxes (Tables)	12 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
Schedule of components of the income tax provision
	Years ended June 30,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$

Current	3,382	1,072	1,464	219
Deferred	(5,776)	(10,680)	(2,389)	(357)
Total income tax benefit	(2,394)	(9,608)	(925)	(138)

Schedule of components of the deferred income tax assets and liabilities
	As of June 30,
	2021	2022	2022
	RMB	RMB	US$
Deferred tax assets:
Tax loss carry forward	22,149	28,314	4,227
Allowance for doubtful accounts, credit losses and impairment losses	1,723	1,723	257
Subtotal	23,872	30,037	4,484
Less: valuation allowances	2,284	6,059	904
Total	21,588	23,978	3,580

Schedule of reconciliation between the statutory tax rate to income before income taxes
	Years ended June 30,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$

Income (loss) from operations before income taxes	(35,945)	(55,674)	(61,592)	(9,195)
PRC income tax statutory rate	25%	25%	25%	25%
Income tax expense (benefit) at statutory tax rate	(8,986)	(13,919)	(15,398)	(2,299)
Preferential tax treatments	4,633	403	7,186	1,073
Super deduction of qualified R&D expenditures	447	(360)	-	-
Expenses not deductible for tax purposes	391	998	695	103
Uncertain tax provision	-	2,800	1,400	209
Tax expenses not deductible for book purposes	(727)	-	-	-
Reversal of previously-recognized DTA due to changes in applicable tax rate	-	-	768	116
Impact of different tax rates in other jurisdictions	(312)	354	385	57
Others	-	(114)	264	39
Valuation allowances	2,160	230	3,775	564
Income tax expense (benefit)	(2,394)	(9,608)	(925)	(138)

Schedule of other tax liabilities
	RMB	US$
Balance as of July 1, 2019	9,300	1,355
Provisions for uncertain tax positions during the year ended June 30, 2020	-	-
Balance as of June 30, 2020	9,300	1,316
Provisions for uncertain tax positions during the year ended June 30, 2021	2,800	434
Balance as of June 30, 2021	12,100	1,874
Provisions for uncertain tax positions during the year ended June 30, 2022	1,400	209
Balance as of June 30, 2022	13,500	2,015